Stock option plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stock option plan
Summary of stock option activity

(in thousands)	Number of options	Exercise price	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic value

Outstanding at December 31, 2012	42,394	$218.40-$1,149.60	$469.48
Granted	2,007,713	$10.59-$10.85	$10.85
Exercised	—	—	—
Forfeited	(62,247)	$10.85-$1,149.60	$17.10

Outstanding at September 30, 2013	1,987,860	$10.59-$1,149.60	$20.44	9.51 years	$20,652

Exercisable at September 30, 2013	61,834	$10.59-$1,149.60	$290.39	6.06 years	$265

	Number of options	Exercise price	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic value

Outstanding at December 31, 2010	39,557	$226.80-$1,149.60	$547.20
Granted	8,123	$490.80	$490.80
Exercised	(11)	$451.20-$508.80	$459.60
Forfeited	(875)	$226.80-$1,149.60	$757.20

Outstanding at December 31, 2011	46,794	$226.80-$1,149.60	$532.80	5.74 years
Granted	5,715	$218.40	$218.40
Exercised	—
Forfeited	(10,115)	$218.40-$1,149.60	$604.80

Outstanding at December 31, 2012	42,394	$218.40-$1,149.60	$474.00	5.02 years	—

Exercisable at December 31, 2012	33,414	$218.40-$1,149.60	$482.40	4.14 years	—

Exercisable and expected to vest at December 31, 2012	42,184	$218.40-$1,149.60	$476.40	4.97 years	—

Schedule of assumptions used to estimate fair value of grants made on the date of grant

Nine months ended September 30, 2013

Risk-free interest rate	0.85%-1.69%
Expected volatility	87%-88%
Expected term	5.00 to 6.00 years
Expected dividend yield	0.0%

	2011	2012

Risk-free interest rate	2.40%	1.135%
Expected volatility	87%	87%
Expected term	6.00-6.25 years	6.00-6.25 years